As filed with the Securities and Exchange Commission on May 9, 2014

Securities Act File No. 333-35832

Investment Company Act File No. 811-09917

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 21 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 22 ☒

(Check Appropriate Box or Boxes)

SENTINEL VARIABLE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

One National Life Drive

Montpelier, Vermont 05604

(Address of Principal Executive Offices) (Zip Code)

(802) 229-3113

(Registrant’s Telephone Number, including Area Code)

Copy to:
Lisa Muller	John A. MacKinnon, Esq.
c/o Sentinel Asset Management, Inc.	Sidley Austin LLP
One National Life Drive	787 Seventh Avenue
Montpelier, Vermont 05604	New York, New York 10019

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on April 30, 2014 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on            pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: common shares of beneficial interest, par value $.01 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Montpelier and State of Vermont, 9th day of May, 2014.

SENTINEL VARIABLE PRODUCTS TRUST (Registrant)

	By:	/s/ Thomas H. Brownell
Thomas H. Brownell
President & Chief Executive Officer

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities on the dates indicated.

Signature	Title	Date

/s/ Mehran Assadi	Chairman	May 9, 2014
Mehran Assadi

/s/ Thomas H. Brownell	President & Chief Executive Officer (Principal Executive Officer)	May 9, 2014
Thomas H. Brownell

/s/Thomas P. Malone	Vice President and Treasurer (Principal Financial Officer)	May 9, 2014
Thomas P. Malone

William D. McMeekin*	Trustee

Michael Nobles*	Trustee

Nancy F. Pope*	Trustee

* Lisa F. Muller signs this document pursuant to the power of attorney filed with this Post-Effective Amendment No. 20 to the Registration Statement.

/s/ Lisa F. Muller	May 9, 2014
Lisa F. Muller

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase